Schedule of basic and diluted earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss from continuing operations		$ (2,767,710)	$ (17,637,783)	$ (8,434,781)
Less: Net income (loss) attributable to noncontrolling interest from continuing operations		5,052	(34,287)	3,377
Net loss attributable to common shareholders, basic		$ (2,772,762)	$ (17,603,496)	$ (8,438,158)
Weighted average number of shares outstanding, basic	[1]	1,867,716	1,622,996	1,145,032
Weighted average number of shares outstanding, diluted	[1]	1,867,716	1,622,996	1,145,032
Loss per share, basic		$ (1.48)	$ (10.85)	$ (7.37)
Loss per share, diluted		$ (1.48)	$ (10.85)	$ (7.37)
Net income (loss) attributable to common shareholders, basic			$ 2,246,340	$ (1,601,323)
Weighted average number of shares outstanding, basic		1,867,716	1,622,996	1,145,032
Weighted average number of shares outstanding, diluted		1,867,716	1,622,996	1,145,032
Earnings/ (loss) per share, basic			$ 1.38	$ (1.40)
Earnings/ (loss) per share, diluted			$ 1.38	$ (1.40)

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026